Property, Plant and Equipment - Schedule of Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended				5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 219,569				$ 211,139		$ 269,734
Accumulated depreciation	(36,096)				(21,906)		(157,470)
Property, plant and equipment, net	183,473				189,233		112,264
Total depreciation expense							55,402	$ 47,341
Successor [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	183,473	[1]			189,233
Total depreciation expense	15,597				25,519
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 110,189	[1]			112,264
Total depreciation expense			9,193			$ 22,345
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense							54,504	46,137
Cost of Sales [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	15,362				25,282
Cost of Sales [Member] | Predecessor [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense			9,061			22,123
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense							898	$ 1,204
Selling, General and Administrative Expenses [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	235				237
Selling, General and Administrative Expenses [Member] | Predecessor [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense			$ 132			$ 222
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 5,955				$ 5,950		5,387
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	25 years				25 years
Total property, plant and equipment	$ 19,440				$ 19,308		20,208
Computer, Software, And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,973				2,917		4,669
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 132,699				$ 122,932		167,261
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years				5 years
Total property, plant and equipment	$ 53,848				$ 53,154		69,305
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 4,654				$ 6,878		$ 2,904
Minimum [Member] | Computer, Software, And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	3 years				3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	3 years				3 years
Maximum [Member] | Computer, Software, And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years				5 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	10 years				10 years

[1]	Long-lived assets consists of plant, property and equipment as identified in “Note 6. Plant, Property, and Equipment”